Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Summary of Compensation of Key Management
Compensation of Key Management
Key management are the Company’s board of directors, and the executive management team. The remuneration of directors and members of the executive management team was as follows:

	Years Ended December 31,

	2022	2021
	$	$

Equity compensation	2,140	2,008

Salaries, bonuses, benefits and directors’ fees included in general and administrative expenses	5,149	2,175

Salaries, bonuses and benefits included in exploration expenditures	1,286	376

Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	1,097	813

	9,672	5,372

	December 31, 2022	December 31, 2021
	$	$

Total due to directors and executive team	3,363	671